New standards adopted as at September 1, 2019 - Lease liability recognized initial application of IFRS 16 (Details) - CAD ($)	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liability recognized as at September 1,2019	$ 672,988
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments as at August 31, 2019			$ 543,300
Finance leases as at August 31, 2019			8,216
Lease payments relating to periods not included in operating lease commitments as at August 31, 2019			$ 367,065
Effect of discounting using the weighted average incremental borrowing rate		$ (161,028)
Lease liability recognized as at September 1,2019		$ 757,553